Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration
Auditor's remuneration

in k€	2024	2023	2022
Audit fees	3,786	4,088	2,460
Audit-related fees	20	60	43
Audit fees related to prior year audit	738	1,504	402
All other fees	—	—	77
Total	4,544	5,651	2,982